UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2013

MFS®INSTITUTIONAL

LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Aerospace – 8.2%
Honeywell International, Inc.	36,379	$3,020,911
Lockheed Martin Corp.	39,879	5,086,566
Northrop Grumman Corp.	17,895	1,704,678
United Technologies Corp.	31,708	3,418,757

		$13,230,912

Alcoholic Beverages – 1.6%
Diageo PLC, ADR	20,910	$2,657,243

Automotive – 2.0%
Delphi Automotive PLC	20,870	$1,219,225
General Motors Co. (a)	10,090	362,937
Johnson Controls, Inc.	38,262	1,587,873

		$3,170,035

Broadcasting – 3.6%
Omnicom Group, Inc.	29,303	$1,858,982
Viacom, Inc., “B”	18,250	1,525,335
Walt Disney Co.	36,892	2,379,165

		$5,763,482

Brokerage & Asset Managers – 2.2%
BlackRock, Inc.	5,305	$1,435,639
Franklin Resources, Inc.	29,031	1,467,517
NASDAQ OMX Group, Inc.	18,374	589,622

		$3,492,778

Business Services – 3.0%
Accenture PLC, “A”	45,387	$3,342,299
Dun & Bradstreet Corp.	1,565	162,525
Fidelity National Information Services, Inc.	9,390	436,072
Fiserv, Inc. (a)	8,610	870,041

		$4,810,937

Cable TV – 1.0%
Comcast Corp., “Special A”	36,020	$1,562,187

Chemicals – 3.6%
3M Co.	26,206	$3,129,258
PPG Industries, Inc.	15,933	2,661,767

		$5,791,025

Computer Software – 1.2%
Oracle Corp.	56,753	$1,882,497

Computer Software – Systems – 2.1%
Hewlett-Packard Co.	12,748	$267,453
International Business Machines Corp.	17,060	3,159,171

		$3,426,624

Construction – 1.0%
Stanley Black & Decker, Inc.	18,160	$1,644,751

Consumer Products – 0.5%
Procter & Gamble Co.	11,563	$874,047

Containers – 0.2%
Crown Holdings, Inc. (a)	7,530	$318,368

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.7%
Danaher Corp.	30,024	$2,081,264
Pentair Ltd.	10,712	695,637
Tyco International Ltd.	47,640	1,666,447

		$4,443,348

Electronics – 0.6%
Intel Corp.	41,037	$940,568

Energy – Independent – 2.4%
Apache Corp.	9,334	$794,697
EOG Resources, Inc.	4,437	751,095
Occidental Petroleum Corp.	25,906	2,423,247

		$3,969,039

Energy – Integrated – 3.7%
Chevron Corp.	22,944	$2,787,696
Exxon Mobil Corp.	36,615	3,150,355

		$5,938,051

Food & Beverages – 5.1%
Coca-Cola Enterprises, Inc.	14,470	$581,839
DANONE S.A., ADR	100,280	1,508,211
Dr Pepper Snapple Group, Inc.	16,520	740,426
General Mills, Inc.	48,574	2,327,666
J.M. Smucker Co.	1,180	123,947
Kellogg Co.	8,237	483,759
Nestle S.A., ADR	36,985	2,574,156

		$8,340,004

Food & Drug Stores – 1.5%
CVS Caremark Corp.	44,038	$2,499,157

General Merchandise – 1.7%
Kohl’s Corp.	8,030	$415,553
Target Corp.	35,630	2,279,607

		$2,695,160

Insurance – 7.4%
ACE Ltd.	19,058	$1,783,066
Aon PLC	22,166	1,650,037
Chubb Corp.	12,170	1,086,294
MetLife, Inc.	66,231	3,109,545
Prudential Financial, Inc.	26,504	2,066,782
Travelers Cos., Inc.	27,438	2,325,919

		$12,021,643

Leisure & Toys – 0.6%
Hasbro, Inc.	19,027	$896,933

Machinery & Tools – 1.3%
Eaton Corp. PLC	21,458	$1,477,169
Illinois Tool Works, Inc.	9,260	706,260

		$2,183,429

Major Banks – 11.7%
Bank of New York Mellon Corp.	75,326	$2,274,092
Goldman Sachs Group, Inc.	21,042	3,329,055

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
JPMorgan Chase & Co.	118,053	$6,102,160
PNC Financial Services Group, Inc.	15,553	1,126,815
State Street Corp.	23,614	1,552,621
Wells Fargo & Co.	112,201	4,636,145

		$19,020,888

Medical & Health Technology & Services – 1.3%
Express Scripts Holding Co. (a)	21,860	$1,350,511
Quest Diagnostics, Inc.	11,410	705,024

		$2,055,535

Medical Equipment – 4.8%
Abbott Laboratories	52,370	$1,738,160
Covidien PLC	11,400	694,716
Medtronic, Inc.	34,839	1,855,177
St. Jude Medical, Inc.	27,509	1,475,583
Thermo Fisher Scientific, Inc.	21,400	1,972,010

		$7,735,646

Other Banks & Diversified Financials – 0.3%
Western Union Co.	30,127	$562,170

Pharmaceuticals – 8.4%
AbbVie, Inc.	13,240	$592,225
Johnson & Johnson	64,714	5,610,057
Merck & Co., Inc.	29,082	1,384,594
Pfizer, Inc.	176,503	5,067,401
Roche Holding Ltd., ADR	14,940	1,008,898
Zoetis, Inc.	1,550	48,236

		$13,711,411

Printing & Publishing – 1.1%
McGraw-Hill Cos., Inc.	12,210	$800,854
Moody’s Corp.	13,980	983,213

		$1,784,067

Railroad & Shipping – 0.6%
Canadian National Railway Co.	9,829	$996,366

Restaurants – 0.6%
McDonald’s Corp.	10,873	$1,046,091

Specialty Chemicals – 0.8%
Air Products & Chemicals, Inc.	10,896	$1,161,187
Valspar Corp.	2,280	144,620

		$1,305,807

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.7%
Advance Auto Parts, Inc.	10,382	$858,384
Staples, Inc.	23,047	337,639

		$1,196,023

Telecommunications – Wireless – 1.2%
Vodafone Group PLC, ADR	57,010	$2,005,612

Telephone Services – 2.1%
AT&T, Inc.	69,113	$2,337,402
Verizon Communications, Inc.	23,950	1,117,507

		$3,454,909

Tobacco – 5.4%
Altria Group, Inc.	20,301	$697,339
Lorillard, Inc.	40,610	1,818,516
Philip Morris International, Inc.	72,474	6,275,524

		$8,791,379

Trucking – 1.6%
United Parcel Service, Inc., “B”	28,200	$2,576,634

Utilities – Electric Power – 0.7%
Duke Energy Corp.	6,230	$416,039
PPL Corp.	15,002	455,761
Public Service Enterprise Group, Inc.	8,013	263,868

		$1,135,668

Total Common Stocks		$159,930,424

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp., 7.5%	3,040	$196,962

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,117,629	$2,117,629

Total Investments		$162,245,015

OTHER ASSETS, LESS LIABILITIES – 0.1%		159,148

Net Assets – 100.0%		$162,404,163

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$160,127,386	$—	$—	$160,127,386
Mutual Funds	2,117,629	—	—	2,117,629
Total Investments	$162,245,015	$—	$—	$162,245,015

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$114,038,741
Gross unrealized appreciation	48,415,523
Gross unrealized depreciation	(209,249)
Net unrealized appreciation (depreciation)	$48,206,274

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,522,660	9,316,438	(8,721,469)	2,117,629

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$481	$2,117,629

4

QUARTERLY REPORT

September 30, 2013

MFS® INSTITUTIONAL INTERNATIONAL
EQUITY FUND

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Alcoholic Beverages – 5.5%
Diageo PLC	2,830,187	$90,032,167
Heineken N.V.	1,713,862	121,471,360
Pernod Ricard S.A.	1,119,451	139,011,300

		$350,514,827

Apparel Manufacturers – 3.7%
Li & Fung Ltd.	65,510,000	$95,276,216
LVMH Moet Hennessy Louis Vuitton S.A.	720,723	141,964,384

		$237,240,600

Automotive – 5.9%
Delphi Automotive PLC	1,586,530	$92,685,083
DENSO Corp.	2,774,500	129,992,968
Honda Motor Co. Ltd.	3,972,800	151,821,845

		$374,499,896

Broadcasting – 2.5%
WPP Group PLC	7,759,276	$159,530,947

Brokerage & Asset Managers – 0.3%
BM&F Bovespa S.A.	3,772,600	$21,073,315

Business Services – 7.4%
Amadeus Holdings AG	3,235,539	$114,682,612
Compass Group PLC	11,029,630	151,774,878
Hays PLC	18,634,220	35,717,655
Randstad Holding N.V.	2,968,988	167,251,033

		$469,426,178

Computer Software – 2.9%
Check Point Software Technologies Ltd. (a)	659,390	$37,295,098
Dassault Systemes S.A.	291,677	38,938,657
SAP AG	1,449,529	107,207,613

		$183,441,368

Computer Software – Systems – 1.4%
Canon, Inc.	1,161,000	$37,101,429
Hon Hai Precision Industry Co. Ltd.	19,843,554	50,939,417

		$88,040,846

Conglomerates – 1.3%
Smiths Group PLC	3,494,451	$79,143,762

Consumer Products – 3.1%
Beiersdorf AG	1,048,666	$93,122,667
Reckitt Benckiser Group PLC	1,411,347	103,274,300

		$196,396,967

Electrical Equipment – 3.4%
Legrand S.A.	1,257,921	$69,798,442
Schneider Electric S.A.	1,730,791	146,367,203

		$216,165,645

Electronics – 4.4%
Hoya Corp.	3,618,400	$85,716,020
Kyocera Corp.	977,200	52,064,875

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Samsung Electronics Co. Ltd.	34,157	$43,246,313
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,791,693	98,227,113

		$279,254,321

Energy – Independent – 1.8%
INPEX Corp.	6,730,400	$79,560,066
Reliance Industries Ltd.	2,742,266	36,023,314

		$115,583,380

Energy – Integrated – 1.6%
BG Group PLC	5,211,946	$99,606,097

Food & Beverages – 5.6%
Groupe Danone	1,823,288	$137,243,581
Nestle S.A.	3,078,226	215,290,313

		$352,533,894

Food & Drug Stores – 1.4%
Lawson, Inc.	632,900	$49,677,080
Shoppers Drug Mart Corp.	699,780	40,299,937

		$89,977,017

Insurance – 5.1%
AIA Group Ltd.	16,634,400	$78,310,054
ING Groep N.V. (a)	13,087,403	147,856,903
QBE Insurance Group Ltd.	2,627,645	35,961,010
Swiss Re Ltd.	726,243	60,068,531

		$322,196,498

Machinery & Tools – 1.3%
Fanuc Ltd.	485,400	$80,268,694

Major Banks – 7.1%
Banco Santander S.A.	4,226,890	$34,470,203
Barclays PLC	19,004,565	81,685,032
HSBC Holdings PLC	17,591,273	190,635,158
Standard Chartered PLC	5,963,773	142,986,878

		$449,777,271

Medical Equipment – 0.8%
Sonova Holding AG	388,135	$48,240,586

Metals & Mining – 1.7%
Rio Tinto PLC	2,203,862	$107,855,567

Natural Gas – Distribution – 0.9%
GDF Suez	2,293,791	$57,625,591

Oil Services – 0.5%
Saipem S.p.A.	1,570,607	$34,124,219

Other Banks & Diversified Financials – 7.9%
DBS Group Holdings Ltd.	6,147,000	$80,454,139
Housing Development Finance Corp. Ltd.	3,494,210	42,655,539
ICICI Bank Ltd.	2,456,150	34,667,789
Itau Unibanco Holding S.A., ADR	4,326,002	61,083,148
Julius Baer Group Ltd.	2,058,782	96,069,664

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Komercni Banka A.S.	104,412	$23,244,459
Sberbank of Russia, ADR	2,439,453	29,395,409
UBS AG	6,388,948	130,696,675

		$498,266,822

Pharmaceuticals – 8.0%
Bayer AG	2,064,493	$243,433,465
Merck KGaA	649,183	101,305,817
Roche Holding AG	349,471	94,251,094
Valeant Pharmaceuticals International, Inc. (a)	664,840	69,362,757

		$508,353,133

Railroad & Shipping – 2.5%
Canadian National Railway Co.	1,167,072	$118,306,089
Kuehne & Nagel International AG	305,990	40,094,891

		$158,400,980

Restaurants – 0.8%
YUM! Brands, Inc.	736,620	$52,587,302

Specialty Chemicals – 7.7%
Akzo Nobel N.V.	1,634,624	$107,418,807
L’Air Liquide S.A.	987,836	137,581,755
Linde AG	674,476	133,584,855
Shin-Etsu Chemical Co. Ltd.	1,766,600	108,456,030

		$487,041,447

Issuer			Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 1.2%
Hennes & Mauritz AB, “B”			1,703,273	$73,970,077

Telecommunications – Wireless – 0.1%
TIM Participacoes S.A., ADR			303,282	$7,148,357

Telephone Services – 1.2%
China Unicom (Hong Kong) Ltd.			32,359,000	$50,167,535
Singapore Telecommunications Ltd.			9,371,050	27,861,796

				$78,029,331

Total Common Stocks				$6,276,314,935

	Strike Price	First Exercise
RIGHTS – 0.1%
Major Banks – 0.1%
Barclays PLC (a)	$1.85	10/15/13	4,783,899	$6,253,808

Total Rights				$6,253,808

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	27,912,872	$27,912,872

Total Investments		$6,310,481,615

OTHER ASSETS, LESS LIABILITIES – 0.4%		27,797,998

Net Assets – 100.0%		$6,338,279,613

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,248,496,251	$—	$—	$1,248,496,251
France	868,530,913	—	—	868,530,913
Japan	—	774,659,006	—	774,659,006
Switzerland	684,711,755	—	—	684,711,755
Germany	678,654,418	—	—	678,654,418
Netherlands	543,998,103	—	—	543,998,103
Canada	227,968,782	—	—	227,968,782
Hong Kong	95,276,216	78,310,054	—	173,586,269
Taiwan	149,166,530	—	—	149,166,530
Other Countries	839,382,868	93,413,849	—	932,796,716
Mutual Funds	27,912,872	—	—	27,912,872
Total Investments	$5,364,098,706	$946,382,908	$—	$6,310,481,615

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $485,534,836 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,460,056,207 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,194,475,511
Gross unrealized appreciation	1,257,471,710
Gross unrealized depreciation	(141,465,606)
Net unrealized appreciation (depreciation)	$1,116,006,104

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,409	221,736,217	(193,827,754)	27,912,872

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,152	$27,912,872

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013 are as follows:

United Kingdom	19.9%
France	13.7%
Japan	12.2%
Switzerland	10.8%
Germany	10.7%
Netherlands	8.6%
Canada	3.6%
United States	2.9%
Hong Kong	2.7%
Other Countries	14.9%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: November 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2013

*	Print name and title of each signing officer under his or her signature.